BNY Mellon Floating Rate Income Fund
Statement of Investments
November 30, 2024 (Unaudited)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 6.1%
Banks — .4%
Citigroup, Inc., Jr. Sub. Notes, Ser. X(b)		3.88	2/18/2026	1,500,000	1,453,692
Freedom Mortgage Corp., Sr. Unscd. Notes(c)		6.63	1/15/2027	500,000	499,133
Freedom Mortgage Corp., Sr. Unscd. Notes(c)		7.63	5/1/2026	1,500,000	1,512,308
					3,465,133
Building Materials — .2%
Cornerstone Building Brands, Inc., Sr. Scd. Notes(c)		9.50	8/15/2029	1,500,000	1,498,989
Chemicals — .3%
Iris Holdings, Inc., Sr. Unscd. Notes(c),(d)		8.75	2/15/2026	1,500,000	1,508,264
Rain Carbon, Inc., Sr. Scd. Notes(c),(e)		12.25	9/1/2029	1,430,000	1,536,374
					3,044,638
Collateralized Loan Obligations Debt — 2.3%
Ares European XII DAC CLO, Ser. 12A, Cl. E, (3 Month EURIBOR +6.10%)(c),(f)	EUR	9.32	4/20/2032	1,450,000	1,538,203
Barings I Ltd. CLO, Ser. 2018-1A, Cl. D, (3 Month SOFR +5.76%)(c),(f)		10.42	4/15/2031	2,900,000	2,831,690
Barings III Ltd. CLO, Ser. 2019-3A, Cl. ER, (3 Month SOFR +6.96%)(c),(f)		11.58	4/20/2031	1,000,000	1,006,291
Battalion XVI Ltd. CLO, Ser. 2019-16A, Cl. ER, (3 Month SOFR +6.86%)(c),(f)		11.48	12/19/2032	2,000,000	1,940,690
CBAM Ltd. CLO, Ser. 2021-14A, Cl. E, (3 Month SOFR +6.76%)(c),(f)		11.38	4/20/2034	1,500,000	1,451,077
CIFC Funding IV Ltd. CLO, Ser. 2020-4A, Cl. E, (3 Month SOFR +7.11%)(c),(f)		11.77	1/15/2034	1,180,000	1,194,966
KKR 23 Ltd. CLO, Ser. 23, Cl. E, (3 Month SOFR +6.26%)(c),(f)		10.88	10/20/2031	2,000,000	2,012,256
Neuberger Berman Loan Advisers 36 Ltd. CLO, Ser. 2020-36A, Cl. ER2, (3 Month SOFR +7.30%)(c),(f)		11.92	4/20/2033	500,000	503,269
Palmer Square Loan Funding Ltd. CLO, Ser. 2022-3A, Cl. DR, (3 Month SOFR +5.90%)(c),(f)		10.56	4/15/2031	800,000	804,773
Rockford Tower Europe DAC CLO, Ser. 2019-1A, Cl. E, (3 Month EURIBOR +6.03%)(c),(f)	EUR	9.25	1/20/2033	1,000,000	1,056,751
Rockford Tower Ltd. CLO, Ser. 2022-2A, Cl. ER, (3 Month SOFR +8.12%)(c),(f)		12.74	10/20/2035	750,000	755,768
Sound Point XXXIII Ltd. CLO, Ser. 2022-1A, Cl. E, (3 Month SOFR +6.70%)(c),(f)		11.33	4/25/2035	2,000,000	1,864,658
St. Pauls CLO, Ser. 11A, Cl. E, (3 Month EURIBOR +6.00%)(c),(f)	EUR	9.22	1/17/2032	1,000,000	1,042,095
Trimaran CAVU Ltd. CLO, Ser. 2019-1A, Cl. E, (3 Month SOFR +7.30%)(c),(f)		11.92	7/20/2032	2,840,000	2,853,019
					20,855,506
Diversified Financials — .5%
Icahn Enterprises LP / Icahn Enterprises Finance Corp., Gtd. Notes		5.25	5/15/2027	1,500,000	1,443,292
Nationstar Mortgage Holdings, Inc., Gtd. Notes(c)		6.50	8/1/2029	1,000,000	1,010,971
PennyMac Financial Services, Inc., Gtd. Notes(c)		5.38	10/15/2025	2,000,000	1,997,135
					4,451,398
Energy — .1%
Noble Finance II LLC, Gtd. Notes(c)		8.00	4/15/2030	1,000,000	1,024,843
Health Care — .4%
Bausch Health Cos., Inc., Sr. Scd. Notes(c)		11.00	9/30/2028	2,000,000	1,961,670
CHS/Community Health Systems, Inc., Scd. Notes(c)		6.88	4/15/2029	1,500,000	1,211,691
					3,173,361

Statement of Investments (Unaudited) (continued)
Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 6.1% (continued)
Industrial — .4%
GrafTech Finance, Inc., Sr. Scd. Notes(c)		4.63	12/15/2028	1,997,000	1,500,774
Mangrove Luxco III Sarl, Sr. Scd. Bonds, (3 Month EURIBOR +5.00%)(c),(f)	EUR	8.18	7/15/2029	1,500,000	1,605,019
					3,105,793
Internet Software & Services — .2%
Arches Buyer, Inc., Sr. Unscd. Notes(c)		6.13	12/1/2028	2,000,000	1,812,785
Metals & Mining — .2%
Samarco Mineracao SA, Sr. Unscd. Notes(c),(d)		9.00	6/30/2031	1,545,506	1,503,282
Real Estate — .6%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp., Scd. Notes(c),(e)		7.00	4/15/2030	1,241,571	1,158,079
Rithm Capital Corp., Sr. Unscd. Notes(c)		8.00	4/1/2029	1,364,000	1,368,384
Starwood Property Trust, Inc., Sr. Unscd. Notes(c)		3.75	12/31/2024	2,000,000	1,999,925
Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC, Sr. Scd. Notes(c)		10.50	2/15/2028	1,000,000	1,063,234
					5,589,622
Retailing — .2%
Carvana Co., Sr. Scd. Notes(c),(d)		13.00	6/1/2030	1,597,500	1,758,891
Telecommunication Services — .1%
Frontier Communications Holdings LLC, Scd. Notes		5.88	11/1/2029	498,000	499,207
Frontier Communications Holdings LLC, Scd. Notes(c),(e)		6.00	1/15/2030	502,000	504,846
					1,004,053
Utilities — .2%
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC, Sr. Unscd. Notes(c),(e)	EUR	5.63	2/15/2032	1,550,000	1,702,403
Total Bonds and Notes (cost $53,153,554)					53,990,697

	Shares
Exchange-Traded Funds — 3.2%
Registered Investment Companies — 3.2%
Direxion Daily 20 Year Plus Treasury Bull 3x Shares	3,150	156,839
Invesco Senior Loan ETF	332,105	7,010,737
iShares 10+ Year Investment Grade Corporate Bond ETF	63,100	3,289,403
iShares 1-5 Year Investment Grade Corporate Bond ETF	63,510	3,312,046
iShares 3-7 Year Treasury Bond ETF	2,150	251,830
iShares 5-10 Year Investment Grade Corporate Bond ETF	66,900	3,527,637
iShares 7-10 Year Treasury Bond ETF(e)	4,190	398,846
iShares iBoxx $ Investment Grade Corporate Bond ETF(e)	30,790	3,403,834
SPDR Blackstone Senior Loan ETF	167,240	7,037,459
Total Exchange-Traded Funds (cost $28,064,703)		28,388,631

	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)
Floating Rate Loan Interests — 88.0%
Advertising — .9%
CB Poly US Holdings, Inc., Initial Term Loan, (3 Month SOFR +5.50%)(f)	10.10	5/21/2029	1,955,417	1,910,198

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 88.0% (continued)
Advertising — 0.9%(continued)
Dotdash Meredith, Inc, Term Loan B-1, (1 Month SOFR +3.50%)(f)		8.17	12/1/2028	3,826,388	3,859,868
Neptune BidCo US, Inc., Term Loan B, (1 Month SOFR +4.00%)(f)		8.57	4/11/2029	2,581,231	2,358,613
					8,128,679
Aerospace & Defense — 1.7%
Dynasty Acquisition Co., Inc., Initial Term Loan B-1, (1 Month SOFR +2.25%)(f)		6.82	10/31/2031	2,087,333	2,103,917
Dynasty Acquisition Co., Inc., Initial Term Loan B-2, (1 Month SOFR +2.25%)(f)		6.82	10/31/2031	793,667	799,972
Ovation Parent, Inc., Initial Term Loan, (3 Month SOFR +3.50%)(f)		8.10	4/21/2031	2,386,727	2,410,595
Propulsion BC Newco LLC, Initial Term Loan, (3 Month TSFR +3.25%)(f)		7.87	9/14/2029	2,665,870	2,693,368
Spirit Aerosystems, Inc., Initial Term Loan, (3 Month SOFR +4.50%)(f)		9.09	1/15/2027	2,585,342	2,607,563
TransDigm, Inc., Tranche Term Loan J, (3 Month SOFR +2.50%)(f)		7.10	2/28/2031	3,481,741	3,484,857
TransDigm, Inc., Tranche Term Loan L, (3 Month SOFR +2.50%)(f)		7.32	1/20/2032	1,000,000	1,000,710
					15,100,982
Airlines — 1.2%
AAdvantage Loyalty LP, Initial Term Loan, (3 Month SOFR +5.01%)(f)		9.63	4/20/2028	5,205,740	5,381,433
AS Mileage Plan IP Ltd., Initial Term Loan, (3 Month SOFR +2.00%)(f)		6.66	10/15/2031	2,418,000	2,433,113
JetBlue Airways Corp., Initial Term Loan, (1 Month SOFR +5.50%)(f)		10.09	8/27/2029	3,161,000	3,202,504
					11,017,050
Automobiles & Components — 1.8%
Clarios Global LP, 2024 Term Loan B, (1-3 Month EURIBOR +3.00%)(f)	EUR	6.06	7/16/2031	2,105,850	2,228,139
First Brands Group LLC, 2022 Incremental Term Loan, (3 Month SOFR +5.26%)(f)		9.85	3/30/2027	6,545,371	6,334,708
IXS Holdings, Inc., Initial Term Loan, (3 Month SOFR +4.35%)(f)		8.95	3/5/2027	3,454,310	3,362,460
Power Stop LLC, Initial Term Loan, (3 Month SOFR +4.75%)(f)		9.56	1/26/2029	2,016,761	1,938,612
Realtruck Goup, Inc., Initial Term Loan, (1 Month SOFR +3.61%)(f)		8.19	1/31/2028	1,627,386	1,616,401
Realtruck Goup, Inc., Second Amendment Incremental Term Loan, (1 Month SOFR +5.11%)(f)		9.69	1/31/2028	855,700	849,282
					16,329,602
Banks — .3%
Chrysaor BidCo Sarl, USD Delayed Term Loan, (1 Month SOFR +3.50%)(f),(g)		8.07	10/30/2031	168,713	169,978
Chrysaor BidCo Sarl, USD Term Loan B, (1 Month SOFR +3.50%)(f)		8.07	10/30/2031	2,281,287	2,298,397
					2,468,375
Beverage Products — .5%
Triton Water Holdings, Inc., 2024 Incremental Term Loan, (3 Month SOFR +4.00%)(f)		8.60	3/31/2028	1,096,712	1,106,484
Triton Water Holdings, Inc., First Lien Initial Term Loan, (1 Month SOFR +3.51%)(f)		8.12	3/31/2028	3,257,715	3,285,324
					4,391,808
Building Materials — 1.6%
Cornerstone Building Brands, Inc., New Term Loan B, (1 Month SOFR +3.25%)(f)		7.96	4/12/2028	217,355	205,026
Cornerstone Building Brands, Inc., Term Loan, (1 Month SOFR +5.63%)(f)		10.23	8/1/2028	2,069,914	2,029,551
Cornerstone Building Brands, Inc., Tranche Term Loan C, (1 Month SOFR +4.50%)(f)		9.11	5/15/2031	1,250,000	1,194,537

Statement of Investments (Unaudited) (continued)
Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 88.0% (continued)
Building Materials — 1.6%(continued)
Emrld Borrower LP, Second Amendment Incremental Term Loan, (1 Month SOFR +2.50%)(f)		7.07	8/4/2031	5,000,000	5,014,075
Oscar Acquisition Co., LLC, Term Loan B, (1 Month SOFR +4.25%)(f)		8.85	4/30/2029	2,519,574	2,498,952
Tamko Building Products, LLC, 2024 Specified REFI Term Loan, (1 Month SOFR +2.75%)(f)		7.34	9/20/2030	3,414,288	3,439,895
					14,382,036
Chemicals — 2.3%
A-AP Buyer, Inc., Term Loan B, (3 Month SOFR +3.25%)(f)		7.85	9/9/2031	1,924,000	1,943,240
Chemours Co., Euro Tranche Term Loan B-3, (1 Month EURIBOR +4.00%)(f)	EUR	6.98	8/18/2028	1,500,000	1,595,523
Derby Buyer LLC, 2024 Refinancing Term Loan, (1 Month SOFR +3.50%)(f)		8.16	11/1/2030	716,670	720,027
Hexion Holdings Corp., First Lien Initial Term Loan, (3 Month SOFR +4.65%)(f)		9.16	3/15/2029	4,349,049	4,386,712
Nouryon Finance BV, 2024 Euro Term Loan, (3 Month EURIBOR +3.50%)(f)	EUR	6.72	4/3/2028	2,000,000	2,121,521
Nouryon Finance BV, B-1 Dollar Term Loan, (3 Month SOFR +3.25%)(f)		7.66	4/3/2028	1,039,001	1,051,770
Olympus Water US Holding Corp., Euro Term Loan B-5, (3 Month EURIBOR +3.75%)(f)	EUR	7.10	6/23/2031	2,000,000	2,125,610
USALCO LLC, Delayed Draw Term Commitment Loan, (3 Month SOFR +4.00%)(f),(g)		8.60	9/30/2031	287,408	290,761
USALCO LLC, Initial Term Loan, (1 Month SOFR +4.00%)(f)		8.57	9/30/2031	2,789,547	2,822,088
WR Grace Holdings LLC, Initial Term Loan, (3 Month SOFR +3.25%)(f)		7.85	9/22/2028	3,014,008	3,039,913
					20,097,165
Commercial & Professional Services — 8.0%
Adtalem Global Education Inc, 2024 Second Repricing Term Loan, (1 Month SOFR +2.75%)(f)		7.32	8/14/2028	3,575,160	3,597,505
Albion Financing 3 Sarl, 2024 New Amended USD Term Loan, (3 Month SOFR +4.51%)(f)		9.10	8/2/2029	2,255,801	2,284,461
Albion Financing 3 Sarl, 2024 New Amended Euro Term Loan, (3 Month EURIBOR +4.25%)(f)	EUR	7.50	8/2/2029	1,500,000	1,606,794
Allied Universal Holdco, USD Term Loan, (1 Month SOFR +3.85%)(f)		8.42	5/15/2028	2,561,000	2,580,784
American Auto Auction Group LLC, Term Loan B, (3 Month SOFR +4.50%)(f)		9.02	12/30/2027	317,000	319,576
American Auto Auction Group LLC, Tranche Term Loan B, (3 Month SOFR +4.00%)(f)		8.78	12/30/2027	2,401,582	2,421,094
Belron Finance 2019 LLC, 2031 Dollar Incremental Term Loan, (3 Month SOFR +2.75%)(f)		7.27	10/16/2031	1,903,000	1,927,025
Belron Finance UK PLC, 2031 Incremental Euro Term Loan, (3 Month EURIBOR +3.00%)(f)	EUR	6.21	10/16/2031	3,500,000	3,723,295
CHG Healthcare Services, Inc., 2024 Term Loan, (3 Month SOFR +3.61%)(f)		8.28	9/29/2028	2,483,744	2,510,133
CHG Healthcare Services, Inc., First Lien Initial Term Loan, (3 Month SOFR +3.76%)(f)		8.28	9/29/2028	453,683	458,256
Divisions Holding Corp., Term Loan B, (1 Month SOFR +4.86%)(f)		9.44	5/30/2028	2,916,014	2,937,884
Ensemble RCM LLC, Term Loan B, (3 Month SOFR +3.00%)(f)		7.59	8/1/2029	2,384,672	2,411,750
Envalior Finance GmbH, Facility Euro Term Loan B-1, (3 Month EURIBOR +5.50%)(f)	EUR	8.56	4/3/2030	1,500,000	1,566,302

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 88.0% (continued)
Commercial & Professional Services — 8.0%(continued)
Envalior Finance GmbH, Facility USD Term Loan B-1, (3 Month SOFR +5.50%)(f)		10.09	4/3/2030	995,006	954,793
Holding Socotec SAS, Term Loan, (1 Month SOFR +3.75%)(f)		8.37	6/2/2028	1,653,000	1,662,637
Holding Socotec SAS, Term Loan, (3 Month EURIBOR +3.75%)(f)	EUR	6.77	6/2/2028	2,000,000	2,128,030
House of HR Group BV, Additional Facility Term Loan B-2, (3 Month EURIBOR +5.25%)(f)	EUR	8.52	11/5/2029	1,500,000	1,518,153
Jupiter Buyer, Inc., Initial Delayed Draw Term Loan, (1 Month SOFR +4.75%)(f),(g)		9.42	11/3/2031	318,122	320,971
Jupiter Buyer, Inc., Initial Term Loan, (1 Month SOFR +4.75%)(f)		9.42	11/3/2031	2,757,057	2,781,746
Kingpin Intermediate Holdings, Amendment No. 8 Term Loan, (3 Month SOFR +3.50%)(f)		8.07	2/8/2028	1,971,250	1,986,034
KUEHG Corp., Term Loan, (1 Month SOFR +3.25%)(f)		7.84	6/12/2030	1,953,105	1,974,170
Lernen Bidco Ltd., Facility Euro Term Loan B2, (3 Month EURIBOR +4.00%)(f)	EUR	8.67	4/3/2029	1,500,000	1,597,116
Lernen US Finco LLC, Facility Term Loan B2, (1 Month SOFR +4.00%)(f)		8.59	10/1/2031	1,000,000	1,013,750
Modulaire Group Holdings Ltd., Term Loan B, (3 Month SOFR +4.18%)(f)	EUR	7.52	12/22/2028	1,500,000	1,585,307
OMNIA Partners LLC, Repriced Term Loan, (3 Month SOFR +3.25%)(f)		7.87	7/25/2030	4,287,188	4,320,242
Prime Security Services Borrower LLC, 2024 Refinancing Term Loan B-1, (1 Month SOFR +2.25%)(f)		6.91	10/15/2030	1,990,012	1,997,366
Prometric Holdings, Inc., Term Loan B, (1 Month SOFR +4.86%)(f)		9.44	1/31/2028	3,862,325	3,907,591
Raven Acquisition Holdings LLC, 2024 Delayed Draw Term Loan, (1 Month SOFR +3.25%)(f),(g)		7.86	11/20/2031	291,600	293,532
Raven Acquisition Holdings LLC, Initial Term Loan, (1 Month SOFR +3.25%)(f)		7.86	11/20/2031	4,809,400	4,841,262
Spring Education Group, Inc., Initial Term Loan, (3 Month SOFR +4.00%)(f)		8.60	10/4/2030	2,805,738	2,827,833
Vaco Holdings LLC, Initial Term Loan, (1 Month SOFR +5.00%)(f)		9.67	1/22/2029	4,995,778	4,732,476
Wand NewCo 3, Inc., Initial Term Loan, (1 Month SOFR +3.25%)(f)		7.82	1/30/2031	2,477,125	2,497,574
					71,285,442
Consumer Discretionary — 5.1%
AI Aqua Merger Sub, Inc., Initial Term Loan B, (1 Month SOFR +3.50%)(f)		8.16	7/31/2028	3,716,818	3,751,384
Allwyn Entertainment Financing US LLC, Term Loan B, (3 Month SOFR +2.25%)(f)		6.91	6/30/2031	2,992,500	3,001,851
Ballys Corp., Facility Term Loan B, (3 Month SOFR +3.51%)(f)		8.14	10/2/2028	1,008,347	966,682
Cirque Du Soleil Holding USA Newco, Inc., Term Loan B, (3 Month SOFR +3.75%)(f)		8.35	3/8/2030	2,000,000	1,967,500
Crown Finance US, Inc., Term Loan B, (1 Month SOFR +4.00%)(f)		8.57	12/2/2031	2,000,000	1,994,160
Dealer Tire Financial LLC, 2024 Term Loan B-4, (1 Month SOFR +3.50%)(f)		8.07	7/2/2031	2,428,049	2,446,259
ECL Entertainment LLC, Term Loan B, (1 Month TSFR +3.50%)(f)		8.07	8/30/2030	2,342,330	2,360,870
Entain PLC, Facility Euro Term Loan B-4, (6 Month EURIBOR +3.25%)(f)	EUR	6.92	6/30/2028	2,500,000	2,658,981
Entain PLC, Facility Term Loan B-3, (6 Month SOFR +2.75%)(f)		8.01	10/31/2029	2,493,750	2,508,301
Fitness International LLC, Term Loan B, (1 Month SOFR +5.35%)(f)		9.92	2/12/2029	2,355,610	2,368,378
J&J Ventures Gaming LLC, 2023 Delayed Draw Term Loan, (1 Month TSFR +4.25%)(f),(g)		8.97	4/26/2028	1,983,638	1,994,796
Motel One GmbH, Facility Term Loan B , (3 Month EURIBOR +4.50%)(f)	EUR	7.78	4/2/2031	2,000,000	2,128,918

Statement of Investments (Unaudited) (continued)
Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 88.0% (continued)
Consumer Discretionary — 5.1%(continued)
Recess Holdings, Inc., Initial Term Loan, (3 Month SOFR +4.50%)(f)		9.09	2/20/2030	4,005,544	4,054,612
Tecta America Corp., 2023 Term Loan, (1 Month SOFR +4.25%)(f)		8.94	4/10/2028	1,950,300	1,964,401
Tecta America Corp., First Lien Initial Term Loan, (1 Month SOFR +4.00%)(f)		8.69	4/10/2028	1,620,741	1,632,459
UFC Holdings LLC, Term Loan B-4, (3 Month SOFR +2.25%)(f)		6.77	11/21/2031	2,000,000	2,017,150
Umami Bidco Sarl, Term Loan B, (3 Month EURIBOR +3.75%)(f)	EUR	6.96	10/23/2031	1,500,000	1,589,088
Verde Purchaser LLC, Initial Term Loan, (3 Month SOFR +4.50%)(f)		9.10	12/2/2030	2,433,900	2,429,641
Windsor Holdings III LLC, 2024 September Dollar Refinancing Facility Term Loan B, (1 Month SOFR +3.50%)(f)		8.10	8/1/2030	3,833,481	3,887,629
					45,723,060
Consumer Durables & Apparel — .4%
S&S Holdings LLC, First Lien Initial Term Loan, (1 Month SOFR +5.10%)(f)		9.70	3/13/2028	3,894,005	3,898,736
Consumer Staples — .6%
Hunter Douglas, Inc., Tranche Term Loan B-1, (3 Month SOFR +3.50%)(f)		8.02	2/26/2029	5,172,867	5,204,111
Diversified Financials — 4.3%
AAL Delaware Holdco, Inc., Initial Term Loan, (1 Month SOFR +3.50%)(f)		8.07	7/30/2031	1,792,000	1,809,642
Blackhawk Network Holdings, Inc., Term Loan B, (1 Month SOFR +5.00%)(f)		9.57	3/12/2029	4,313,597	4,360,098
Edelman Financial Center LLC, 2024 Refinancing Term Loan, (1 Month SOFR +5.25%)(f)		9.82	10/6/2028	2,083,000	2,099,060
Edelman Financial Center LLC, Term Loan B, (1 Month SOFR +3.25%)(f)		7.82	4/7/2028	1,502,159	1,513,245
Fnz USA Finco LLC, USD Term Loan B, (1 Month TSR +5.00%)(f)		9.61	11/5/2031	2,241,000	2,206,455
Guggenheim Partners Investment Management Holdings LLC, Term Loan B, (1 Month TSFR +2.50%)(f)		7.11	11/24/2031	2,000,000	2,012,500
Hudson River Trading LLC, Term Loan B-1, (1 Month SOFR +3.00%)(f)		7.63	3/18/2030	4,470,438	4,486,286
Jane Street Group LLC, Repriced Term Loan, (1 Month SOFR +2.00%)(f)		6.51	1/26/2028	2,433,842	2,446,960
Mermaid Bidco, Inc., Euro Facility Term Loan B, (3 Month EURIBOR +3.75%)(f)	EUR	6.84	7/2/2031	1,500,000	1,597,013
Mermaid Bidco, Inc., Term Loan B, (3 Month SOFR +3.25%)(f)		7.80	7/2/2031	500,000	505,313
Nexus Buyer LLC, Refinancing Term Loan, (1 Month SOFR +4.00%)(f)		8.57	7/31/2031	4,761,259	4,780,113
Osaic Holdings, Inc., Term Loan B-4, (1 Month SOFR +3.50%)(f)		8.09	8/16/2028	2,851,853	2,866,483
Osaic Holdings, Inc., Term Loan B-4, (1 Month SOFR +3.50%)(f)		8.09	8/17/2028	757,000	760,883
Pretzel Parent, Inc., Initial Term Loan, (1 Month SOFR +4.50%)(f)		9.07	10/1/2031	2,397,000	2,414,978
Russell Investments US Institutional Holdco, Inc., 2027 PIK Term Loan, (3 Month SOFR +5.00%)(d),(f)		9.59	6/1/2027	2,288,352	2,170,365
VFH Parent LLC, Term Loan B-1, (1 Month SOFR +2.75%)(f)		7.32	6/23/2031	2,000,000	2,011,260
					38,040,654
Electronic Components — .4%
INDICOR LLC, Tranche Dollar Term Loan C, (3 Month SOFR +3.25%)(f)		7.85	11/23/2029	3,180,051	3,198,385
Energy — 3.9%
CPV Fairview LLC, Advance Term Loan B, (1 Month SOFR +3.50%)(f)		8.07	8/14/2031	1,496,000	1,515,321
CPV Shore Holdings LLC, Advance Term Loan B, (3 Month SOFR +4.01%)(f)		8.53	12/29/2025	2,461,000	2,452,386
Freeport LNG Investments LLLP, Initial Term Loan B, (3 Month SOFR +3.50%)(f)		8.25	12/21/2028	3,365,693	3,378,500

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 88.0% (continued)
Energy — 3.9%(continued)
Freeport LNG Investments LLLP, Term Loan A, (3 Month SOFR +3.26%)(f)		7.88	11/16/2026	733,379	733,379
GIP Pilot Acquisition Partners LP, 2024 Term Loan B, (3 Month SOFR +2.50%)(f)		7.09	10/4/2030	2,397,350	2,418,327
MRC Global US, Inc., Term Loan B, (6 Month SOFR +3.50%)(f)		7.93	10/29/2031	2,500,000	2,521,875
NGL Energy Operating LLC, Term Loan, (1 Month SOFR +3.75%)(f)		8.32	2/3/2031	2,272,580	2,283,591
NGP XI Midstream Holdings LLC, Initial Term Loan, (3 Month SOFR +4.00%)(f)		8.60	7/25/2031	3,184,000	3,195,940
Oregon Clean Energy LLC, Facility Term Loan B, (3 Month SOFR +4.00%)(f)		8.60	7/12/2030	1,551,409	1,567,528
Oryx Midstream Services LLC, 2024 Refinancing Term Loan, (1 Month SOFR +3.11%)(f)		7.72	10/5/2028	2,437,561	2,459,401
Traverse Midstream Partners LLC, Term Loan B, (3 Month SOFR +3.50%)(f)		8.09	2/16/2028	3,941,977	3,977,277
UGI Energy Services LLC, Refinancing Term Loan, (1 Month SOFR +2.50%)(f)		7.07	2/22/2030	1,968,527	1,981,007
WaterBridge Midstream Operating LLC, Term Loan B, (3 Month SOFR +4.75%)(f)		9.39	6/27/2029	3,219,636	3,205,969
Waterbridge NDB Operating LLC, Initial Term Loan, (3 Month SOFR +4.50%)(f)		9.02	5/10/2029	3,086,956	3,119,370
					34,809,871
Environmental Control — .2%
Geosyntec Consultants, Inc., Initial Term Loan, (1 Month SOFR +3.75%)(f)		8.32	7/31/2031	1,627,000	1,643,270
Financials — .2%
Jump Financial LLC, Term Loan, (3 Month SOFR +4.76%)(f)		9.37	8/7/2028	2,080,137	2,095,738
Food Products — 1.8%
Biscuit Holding SASU, Facility Term Loan B, (6 Month EURIBOR +4.00%)(f)	EUR	7.16	2/15/2027	1,500,000	1,508,476
Chobani LLC, 2023 Additional Term Loan, (1 Month SOFR +3.75%)(f)		8.32	10/25/2027	2,780,062	2,801,608
Fiesta Purchaser, Initial Term Loan, (1 Month SOFR +4.00%)(f)		8.55	2/12/2031	2,528,804	2,549,035
Froneri Lux FinCo Sarl, Facility Term Loan B-3, (3 Month EURIBOR +2.50%)(f)	EUR	5.56	9/29/2031	3,000,000	3,169,917
Max US BidCo, Inc., Initial Term Loan, (1 Month SOFR +5.00%)(f)		9.57	10/2/2030	4,119,300	3,947,319
Platform Bidco Ltd., Facility Euro Term Loan B, (6 Month EURIBOR +3.75%)(f)	EUR	6.91	9/25/2028	2,000,000	2,089,966
					16,066,321
Food Service — .6%
Golden State Foods LLC, Term Loan B, (1 Month SOFR +4.25%)(f)		8.84	10/7/2031	3,658,000	3,686,898
PAX Holdco Spain SL, Term Loan B, (6 Month EURIBOR +5.00%)(f)	EUR	8.74	12/31/2029	1,500,000	1,590,618
					5,277,516
Health Care — 7.5%
Alvogen Pharma US, Inc., 2022 New Extended June Term Loan, (1 Month SOFR +7.50%)(f)		12.17	6/30/2025	1,479,399	1,402,197
Amneal Pharmaceuticals LLC, Term Loan, (1 Month SOFR +5.50%)(f)		10.07	5/4/2028	3,193,321	3,283,133
Auris Luxembourg III sarl, Facility Term Loan B-6, (6 Month SOFR +3.75%)(f)		8.18	2/28/2029	2,393,561	2,418,992

Statement of Investments (Unaudited) (continued)
Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 88.0% (continued)
Health Care — 7.5%(continued)
Bausch Health Americas, Inc., Second Amendment Term Loan, (1 Month SOFR +5.25%)(f)		9.88	2/1/2027	863,000	851,255
Bella Holdings Co. LLC, First Lien Initial Term Loan, (1 Month SOFR +3.85%)(f)		8.42	5/10/2028	1,889,131	1,902,959
eResearch Technology, Inc., Tranche Term Loan B-1, (1 Month SOFR +4.00%)(f)		8.57	2/4/2027	3,559,914	3,588,411
Financiere Mendel SASU, Additional USD Facility Term Loan 1, (3 Month SOFR +3.25%)(f)		7.77	11/13/2030	2,487,500	2,508,233
Gainwell Acquisition Corp., Term Loan B, (3 Month SOFR +4.10%)(f)		8.70	10/1/2027	4,245,577	4,076,349
GHX Ultimate Parent Corp., Initial Term Loan, (3 Month SOFR +4.00%)(f)		8.52	6/30/2027	1,955,324	1,969,999
Global Medical Response, Inc., 2024 Extended Term Loan, (1 Month SOFR +5.00%)(d),(f)		10.10	10/2/2028	3,500,076	3,520,044
Inovie SASU, Senior Facility Term Loan B, (3 Month EURIBOR +4.00%)(f)	EUR	7.35	3/3/2028	1,500,000	1,481,268
LifePoint Health, Inc., 2024 Incremental Term Loan, (3 Month SOFR +4.00%)(f)		8.63	5/19/2031	1,675,800	1,681,950
LifePoint Health, Inc., Term Loan B, (3 Month SOFR +3.75%)(f)		8.41	5/19/2031	3,388,015	3,402,719
Medline Borrower LP, Initial Euro Term Loan, (1 Month EURIBOR +2.50%)(f)	EUR	5.50	10/23/2028	2,000,000	2,119,238
Medline Borrower LP, Term Loan, (1 Month SOFR +2.25%)(f)		6.82	10/23/2028	2,358,436	2,375,240
Midwest Physician Administrative Services LLC, First Lien Term Loan, (3 Month SOFR +3.26%)(f)		7.87	3/13/2028	2,411,062	2,274,319
One Call Corp., First Lien Term Loan B, (3 Month SOFR +5.76%)(f)		10.39	4/22/2027	2,314,021	2,265,426
Onex TSG Intermediate Corp., Initial Term Loan, (3 Month SOFR +5.01%)(f)		9.60	2/28/2028	1,814,469	1,829,212
Radiology Partners, Inc., Term Loan C, (3 Month SOFR +3.76%)(d),(f)		8.28	1/31/2029	2,530,472	2,515,922
Resonetics LLC, Term Loan B, (1 Month SOFR +3.75%)(f)		8.37	6/18/2031	2,535,000	2,562,112
Select Medical Corp., Tranche Term Loan B-2, (1 Month SOFR +2.00%)(f)		6.62	11/19/2031	1,000,000	1,002,500
Sharp Services LLC, Tranche Term Loan D, (2 Month SOFR +3.25%)(f)		7.88	12/29/2028	3,423,254	3,436,091
Sirona BidCo SASU, Facility Term Loan B, (3 Month EURIBOR +4.50%)(f)	EUR	7.99	12/18/2028	2,000,000	1,768,069
Surgery Center Holdings, Inc., 2024 Refinancing Term Loan, (1 Month SOFR +2.75%)(f)		7.34	12/19/2030	3,734,383	3,766,853
Team Health Holdings, Inc., Extended Term Loan, (3 Month SOFR +5.25%)(f)		9.84	3/2/2027	2,857,781	2,785,979
US Anesthesia Partners, Inc., Initial Term Loan, (1 Month SOFR +4.36%)(f)		9.04	10/1/2028	2,474,039	2,471,082
WCG Intermediate Corp., Term Loan, (1 Month SOFR +3.50%)(f)		8.07	1/8/2027	3,237,751	3,256,984
					66,516,536
Industrial — 5.3%
Artera Services LLC, Tranche Term Loan C, (3 Month SOFR +4.50%)(f)		9.10	2/10/2031	2,234,054	2,209,234
CPM Holdings, Inc., Initial Term Loan, (1 Month SOFR +4.50%)(f)		9.17	9/28/2028	1,651,782	1,612,552
Dellner Couplers Group AB, Facility Term Loan B-3, (3 Month EURIBOR +5.50%)(f)	EUR	8.85	6/18/2029	1,500,000	1,563,330
DXP Enterprises, Inc., 2024 Incremental Term Loan, (1 Month SOFR +3.75%)(f)		8.32	10/7/2030	5,064,286	5,137,085

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 88.0% (continued)
Industrial — 5.3%(continued)
Emerald Expo Holdings, Inc., Refinancing Term Loan, (1 Month SOFR +5.10%)(f)		9.67	5/22/2026	2,925,377	2,944,583
First Eagle Holdings Inc., Tranche Term Loan B-2, (3 Month SOFR +3.00%) (f)		7.60	3/5/2029	3,045,595	3,060,122
Innio Group Holding GmbH, Amended Euro Facility Term Loan B, (3 Month EURIBOR +3.75%)(f)	EUR	6.96	11/6/2028	1,734,630	1,846,360
Madison Safety & Flow LLC, Initial Term Loan, (1 Month SOFR +3.25%)(f)		7.82	9/26/2031	3,329,358	3,369,943
Michael Baker International LLC, Term Loan B, (1 Month SOFR +4.75%)(f)		9.32	12/1/2028	3,782,526	3,800,266
Revere Power LLC, Term Loan B, (3 Month SOFR +4.40%)(f)		9.00	3/30/2026	2,231,147	2,218,318
Revere Power LLC, Term Loan C, (3 Month SOFR +4.40%)(f)		9.00	3/30/2026	196,309	195,180
STS Operating, Inc., First Refinancing Term Loan, (1 Month SOFR +4.10%)(f)		8.67	3/25/2031	3,131,536	3,143,280
Swissport Stratosphere USA LLC, Facility B2 Term Loan, (1 Month SOFR +3.75%)(f)		8.34	4/18/2031	3,385,786	3,424,942
Titan Acquisition Ltd., Amendment No. 5 Refinancing Term Loan, (1 Month SOFR +5.00%)(f)		9.57	2/15/2029	2,382,850	2,401,877
TK Elevator Midco GmbH, Repriced Euro Term Loan, (6 Month EURIBOR +3.63%)(f)	EUR	7.22	7/30/2027	1,500,000	1,591,981
Touchdown Acquirer, Inc., Term Loan B, (3 Month SOFR +3.25%)(f)		7.85	2/21/2031	3,125,000	3,157,234
TRC Cos. LLC, Term Loan, (1 Month SOFR +3.86%)(f)		8.44	12/8/2028	2,576,634	2,601,756
Victory Buyer LLC, Initial Term Loan, (1 Month SOFR +3.86%)(f)		8.44	11/20/2028	2,731,031	2,668,599
					46,946,642
Information Technology — 10.4%
AI Silk Midco Ltd., Facility Term Loan B, (6 Month EURIBOR +4.75%)(f)	EUR	8.10	3/24/2031	1,500,000	1,584,261
Applied Systems, Inc., Tranche Term Loan B-1, (3 Month SOFR +3.00%)(f)		7.60	2/24/2031	3,165,641	3,196,474
Ascend Learning LLC, Second Lien Initial Term Loan, (1 Month SOFR +5.85%)(f)		10.42	12/10/2029	3,235,985	3,239,027
AthenaHealth Group, Inc., Initial Term Loan, (1 Month SOFR +3.25%)(f)		7.82	2/15/2029	6,341,340	6,376,439
Cloud Software Group, Inc., Term Loan B, (1 Month SOFR +3.50%)(f)		8.02	3/29/2029	3,319,924	3,335,311
ConnectWise LLC, Initial Term Loan, (3 Month SOFR +3.76%)(f)		8.37	9/29/2028	3,712,864	3,735,142
Cotiviti, Inc., Initial Floating Rate Term Loan, (1 Month SOFR +3.00%)(f)		7.67	5/1/2031	2,396,554	2,409,291
Cotiviti, Inc., Initial Floating Rate Term Loan, (1 Month SOFR +4.50%)(f)		9.17	4/30/2031	2,396,554	2,409,291
Ellucian Holdings, Inc., 2024 Term Loan B1, (1 Month SOFR +3.00%)(f)		7.60	10/29/2029	2,811,712	2,845,537
Epicor Software Corp., Term Loan E, (1 Month SOFR +3.25%)(f)		7.82	5/30/2031	2,000,000	2,017,400
Flash Charm, Inc., 2024 Term Loan B-2, (3 Month SOFR +3.50%)(f)		8.07	3/2/2028	3,796,439	3,762,423
Genesys Cloud Services Holdings II LLC, Initial 2024 Incremental No. 3 Dollar Term Loan, (1 Month SOFR +3.00%)(f)		7.57	12/1/2027	4,468,880	4,514,262
Genesys Cloud Services Holdings II LLC, Initial 2024 Incremental No. 3 Euro Term Loan, (3 Month EURIBOR +3.75%)(f)	EUR	6.81	12/1/2027	997,409	1,061,043
HS Purchaser LLC, First Lien 7th Amendment Refinancing Term Loan, (3 Month SOFR +4.10%)(f)		8.69	11/30/2026	3,392,759	3,156,114
Inmar, Inc., Initial Term Loan, (1-3 Month SOFR +5.00%)(f)		9.57	10/30/2031	2,687,541	2,698,627
Isolved, Inc., Term Loan B-1, (1 Month SOFR +3.25%)(f)		7.84	10/15/2030	2,718,357	2,743,447
Mitchell International, Inc., Initial Term Loan, (1 Month SOFR +3.25%)(f)		7.82	6/17/2031	1,590,909	1,597,448

Statement of Investments (Unaudited) (continued)
Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 88.0% (continued)
Information Technology — 10.4%(continued)
Mitchell International, Inc., Second Lien Term Loan, (1 Month SOFR +5.25%)(f)		9.82	6/17/2031	1,375,000	1,368,132
MYOB US Borrower LLC, Initial US Term Loan, (1 Month SOFR +4.00%)(f)		8.53	5/8/2026	2,689,268	2,654,819
Polaris Newco LLC, First Lien Dollar Term Loan, (3 Month SOFR +4.00%)(f)		8.82	6/5/2028	1,000,000	1,005,115
Polaris Newco LLC, First Lien Euro Term Loan, (3 Month EURIBOR +4.00%)(f)	EUR	7.35	6/5/2028	4,992,288	5,122,265
Project Alpha Intermediate Holding, Inc., First Lien Incremental Term Loan B, (1 Month SOFR +3.25%)(f)		7.77	10/28/2030	4,121,542	4,151,320
Project Alpha Intermediate Holding, Inc., Incremental 2nd Lien Term Loan, (1 Month SOFR +5.00%)(f)		9.62	11/22/2032	1,218,000	1,228,657
Project Boost Purchaser LLC, First Lien Intial Term Loan, (3 Month SOFR +3.50%)(f)		8.15	7/16/2031	4,268,964	4,312,764
Quartz Acquireco LLC, Term Loan B-1, (1 Month SOFR +2.75%)(f)		7.35	6/28/2030	2,652,461	2,667,381
SolarWinds Holdings, Inc., 2024 Refinancing Term Loan B, (1 Month SOFR +2.75%)(f)		7.32	2/5/2030	3,392,198	3,421,880
UKG, Inc., Term Loan B, (3 Month SOFR +3.00%)(f)		7.62	2/10/2031	5,217,570	5,258,450
VS Buyer LLC, 2024-1 Refinancing Term Loan, (1 Month SOFR +2.75%)(f)		7.36	4/14/2031	2,816,940	2,846,870
Waystar Technologies, Inc., Term Loan B, (1 Month SOFR +2.75%)(f)		7.32	10/22/2029	1,120,809	1,128,868
West Technology Group LLC, Term Loan B-3, (3 Month SOFR +4.25%)(f)		8.84	4/12/2027	2,950,534	2,445,255
Zelis Payments Buyer, Inc., Amendment No. 5 Term Loan, (1 Month SOFR +3.25%)(f)		7.85	10/27/2031	4,500,000	4,512,847
					92,806,160
Insurance — 4.2%
Acrisure LLC, 2024 Refinancing Term Loan, (1 Month SOFR +3.25%)(f)		7.85	11/6/2030	2,595,778	2,606,862
Alliant Holdings Intermediate LLC, New Term Loan B-6, (1 Month SOFR +2.75%)(f)		7.35	9/19/2031	4,200,712	4,231,062
Amynta Agency Borrower, Inc., 2024 Refinancing Term Loan, (1 Month SOFR +3.75%)(f)		8.32	2/28/2028	3,241,462	3,267,572
Ardonagh Group Ltd., Syndicated Euro Facility Term Loan B, (6 Month EURIBOR +4.25%)(f)	EUR	7.76	2/18/2031	2,000,000	2,118,784
AssuredPartners, Inc., 2024 Term Loan, (1 Month SOFR +3.50%)(f)		8.07	2/14/2031	2,477,500	2,497,010
Asurion LLC, New Term Loan B-4, (1 Month SOFR +5.36%)(f)		9.94	1/22/2029	1,231,407	1,203,264
Asurion LLC, New Term Loan B-8, (1 Month SOFR +3.36%)(f)		7.94	12/23/2026	6,862,784	6,874,039
BroadStreet Partners, Inc., 2024 Term Loan B, (1 Month SOFR +3.25%)(f)		7.82	6/16/2031	5,680,000	5,717,431
OneDigital Borrower LLC, First Lien Term Loan, (1 Month SOFR +3.25%)(f)		7.82	7/2/2031	3,349,352	3,384,253
OneDigital Borrower LLC, Second Lien Initial Term Loan, (1 Month SOFR +5.25%)(f)		9.82	7/2/2032	1,779,000	1,770,665
Sedgwick Claims Management Services, Inc., 2024 Term Loan, (3 Month SOFR +3.00%)(f)		7.59	7/31/2031	3,134,189	3,160,093
Truist Insurance Holdings LLC, Initial Term Loan, (3 Month SOFR +3.25%)(f)		7.85	5/6/2031	773,791	777,923
					37,608,958

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 88.0% (continued)
Internet Software & Services — 4.5%
Arches Buyer, Inc., Refinancing Term Loan, (1 Month SOFR +3.35%)(f)		7.92	12/6/2027	3,111,328	3,060,769
Buzz Finco LLC, Initial Term Loan, (1 Month SOFR +2.85%)(f)		7.42	1/29/2027	2,494,778	2,498,682
Cablevision Lightpath LLC, Initial Term Loan, (1 Month SOFR +3.36%)(f)		7.97	11/30/2027	3,422,121	3,434,971
CMI Marketing, Inc., Term Loan B, (1 Month SOFR +4.36%)(f)		8.94	3/23/2028	2,742,912	2,730,062
CNT Holdings I Corp., First Lien Initial Term Loan, (3 Month SOFR +3.50%)(f)		8.09	11/8/2027	3,461,930	3,491,513
Delivery Hero Finco LLC, Extended Dollar Term Loan, (3 Month SOFR +5.00%)(f)		9.52	12/12/2029	1,755,579	1,769,474
ION Trading Finance Ltd, Initial Euro Term Loan, (3 Month EURIBOR +4.25%)(f)	EUR	7.60	4/3/2028	1,947,080	2,021,404
MH Sub I LLC, 2023 May New Term Loan, (1 Month SOFR +4.25%)(f)		8.82	5/3/2028	6,213,776	6,230,211
MH Sub I LLC, Second Lien Term Loan, (3 Month SOFR +6.25%)(f)		10.82	2/23/2029	1,670,000	1,640,474
Proofpoint, Inc., 2024 Refinancing Term Loan, (1 Month SOFR +3.00%)(f)		7.57	8/31/2028	4,553,281	4,585,450
StubHub Holdco Sub LLC, Extended Euro Term Loan B, (1 Month EURIBOR +5.00%)(f)	EUR	7.98	3/15/2030	2,320,000	2,441,547
StubHub Holdco Sub LLC, Extended USD Term Loan B, (1 Month SOFR +4.75%)(f)		9.32	3/15/2030	2,191,292	2,197,680
Weddingwire, Inc., Term Loan, (1 Month SOFR +4.50%)(f)		9.07	1/31/2028	4,130,677	4,161,678
					40,263,915
Materials — 3.6%
Anchor Packaging LLC, Amendment No. 4 Term Loan, (1 Month SOFR +3.75%)(f)		8.32	7/20/2029	2,919,035	2,942,753
Balcan Innovations, Inc., Initial Term Loan B, (3 Month SOFR +4.75%)(f)		9.38	10/20/2031	3,229,667	3,237,741
Berlin Packaging LLC, 2024 Replacement Term Loan, (1-3 Month SOFR +3.75%)(f)		8.42	6/9/2031	2,982,552	3,002,624
Charter Next Generation, Inc., 2024 Replacement Term Loan, (1 Month SOFR +3.03%)(f)		7.65	12/2/2030	3,122,662	3,151,390
Clydesdale Acquisition Holdings, Inc., Term Loan B, (1 Month SOFR +3.18%)(f)		7.75	4/13/2029	3,809,770	3,837,239
Crosby US Acquisition Corp., Amendment No. 4 Replacement Term Loan, (1 Month SOFR +3.50%)(f)		8.07	8/16/2029	1,925,474	1,945,932
LABL, Inc., Initial Dollar Term Loan, (1 Month SOFR +5.10%)(f)		9.67	10/30/2028	2,741,835	2,684,599
LABL, Inc., Initial Euro Term Loan, (1 Month EURIBOR +5.00%)(f)	EUR	7.98	10/30/2028	1,484,733	1,487,600
Mauser Packaging Solutions Holding Co., Initial Term Loan, (1 Month EURIBOR +3.00%)(f)		7.59	4/16/2027	1,549,536	1,561,707
Pregis Topco LLC, First Lien Initial Term Loan, (1 Month SOFR +4.00%)(f)		8.57	7/31/2026	2,579,688	2,601,460
ProAmpac PG Borrower LLC, 2024 Term Loan B, (3 Month SOFR +4.00%)(f)		8.66	9/15/2028	3,408,568	3,424,555
SupplyOne, Inc., Term Loan B, (1 Month SOFR +3.75%)(f)		8.32	4/21/2031	1,955,175	1,978,393
					31,855,993
Media — 1.0%
CSC Holdings LLC, 2019 September Term Loan, (6 Month SOFR +2.50%)(f)		7.17	4/15/2027	3,218,217	2,973,407
DIRECTV Financing LLC, Closing Date Term Loan, (3 Month SOFR +5.26%)(f)		9.85	8/2/2027	2,651,882	2,681,119

Statement of Investments (Unaudited) (continued)
Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 88.0% (continued)
Media — 1.0%(continued)
Gray Television, Inc, Term Loan F, (1 Month SOFR +5.25%)(f)		9.92	6/4/2029	1,615,000	1,533,806
Sinclair Television Group, Inc., Term Loan B-3, (1 Month SOFR +3.11%)(f)		7.69	4/3/2028	2,439,000	1,959,127
					9,147,459
Metals & Mining — .5%
American Rock Salt Co., LLC, First Lien Initial Loan, (3 Month SOFR +4.00%)(f)		8.78	6/12/2028	680,316	582,276
Arsenal Aic Parent LLC, 2024 Term Loan B, (1 Month SOFR +3.25%)(f)		7.82	8/19/2030	3,479,960	3,519,109
					4,101,385
Real Estate — 1.4%
CoreLogic, Inc., First Lien Initial Term Loan, (1 Month SOFR +3.61%)(f)		8.19	6/2/2028	6,138,353	6,118,188
Emeria SASU, Facility Term Loan B, (3 Month EURIBOR +3.50%)(f)	EUR	6.93	3/27/2028	1,500,000	1,445,864
Forest City Enterprises LP, Term Loan B, (1 Month SOFR +3.61%)(f)		8.19	12/8/2025	2,726,182	2,665,210
Greystar Real Estate Partners LLC, Term Loan B-2, (1 Month SOFR +2.75%)(f)		7.34	8/21/2030	2,135,900	2,151,920
					12,381,182
Retailing — 3.1%
Foundation Building Materials, Inc., 2024 Incremental Term Loan, (1- 3 Month SOFR +4.00%)(f)		8.59	1/29/2031	3,071,071	3,034,433
Gulfside Supply, Inc., Initial Term Loan, (1 Month SOFR +3.00%)(f)		7.60	6/17/2031	2,514,578	2,535,323
Lakeshore Learning Materials LLC, Initial Term Loan, (1 Month SOFR +3.50%)(f)		8.19	10/2/2028	1,846,768	1,841,329
MITER Brands Acquisition Holdco, Inc., 2024 Incremental Term Loan, (1 Month SOFR +3.00%)(f)		7.57	3/28/2031	1,653,693	1,671,008
Peer Holding III BV, Facility Term Loan B-4, (3 Month SOFR +3.25%)(f)		7.85	10/28/2030	1,990,000	2,007,413
Peer Holding III BV, Facility Term Loan B-5, (3 Month SOFR +3.00%)(f)		7.60	7/1/2031	3,000,000	3,028,125
Peer Holding III BV, Term Loan B-7, (3 Month EURIBOR +3.25%)(f)	EUR	6.29	11/17/2031	1,000,000	1,062,826
PetsMart LLC, Initial Term Loan, (1 Month SOFR +3.50%)(f)		8.54	2/11/2028	2,000,000	2,002,320
RH, Initial Term Loan, (1 Month SOFR +2.61%)(f)		7.19	10/20/2028	3,123,495	3,054,841
Specialty Building Products Holdings LLC, Initial Term Loan, (1 Month SOFR +3.75%)(f)		8.46	10/16/2028	2,500,000	2,490,100
Staples, Inc., Closing Date Term Loan, (3 Month SOFR +5.75%)(f)		10.69	9/10/2029	2,614,248	2,495,247
White Cap Supply Holdings LLC, Tranche Term Loan C, (1 Month SOFR +3.25%)(f)		7.82	10/31/2029	2,594,000	2,611,834
					27,834,799
Semiconductors & Semiconductor Equipment — 1.3%
Altar Bidco, Inc., Initial Term Loan, (1 Month SOFR +3.10%)(f)		7.25	2/1/2029	3,150,734	3,153,585
Icon Parent, Inc., Initial Term Loan, (3 Month SOFR +3.00%)(f)		7.52	9/12/2031	1,360,000	1,371,050
Icon Parent, Inc., Initial Term Loan, (3 Month SOFR +5.00%)(f)		9.52	9/13/2032	1,218,500	1,244,399
MKS Instruments Inc., 2024-1 Dollar Term Loan B, (1 Month SOFR +2.25%)(f)		6.84	8/17/2029	3,868,524	3,899,473
TIC Bidco Ltd., Covenant Lite Euro Delayed Term Loan, (3 Month SONIO +4.25%)(f),(g),(h)	GBP	8.95	6/16/2031	169,014	213,165
TIC Bidco Ltd., Term Loan, (3 Month EUROBOR +4.25%)(f)	EUR	7.73	6/16/2031	1,330,986	1,413,116
					11,294,788
Technology Hardware & Equipment — 2.1%
Atlas CC Acquisition Corp., First Lien Term Loan C, (3 Month SOFR +4.51%)(f)		9.03	5/25/2028	43	28

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 88.0% (continued)
Technology Hardware & Equipment — 2.1%(continued)
Clover Holdings 2 LLC, Term Loan B, (1 Month SOFR +4.00%)(f)		8.61	11/3/2031	3,465,157	3,469,506
Indy US Holdco LLC, Ninth Amendment Dollar Term Loan, (1 Month SOFR +4.75%)(f)		9.32	3/6/2028	5,496,191	5,514,521
Mcafee Corp., Tranche Term Loan B-1, (1 Month SOFR +3.25%)(f)		7.91	3/1/2029	3,039,843	3,057,322
Peraton Corp., First Lien Term Loan B, (1 Month SOFR +3.75%)(f)		8.40	2/1/2028	2,457,000	2,311,496
Perforce Software, Inc., Term Loan, (1 Month SOFR +3.85%)(f)		8.42	7/1/2026	3,364,506	3,360,065
Vericast Corp., 2024 Extended Term Loan, (3 Month SOFR +7.75%)(f)		12.35	6/15/2030	922,833	883,903
					18,596,841
Telecommunication Services — 3.2%
Altice Financing SA, 2022 Dollar Term Loan, (3 Month SOFR +5.00%)(f)		9.66	10/29/2027	793,939	692,466
Consolidated Communications, Inc., Term Loan B-1, (1 Month SOFR +3.50%)(f)		8.19	10/4/2027	3,773,000	3,752,720
Crown Subsea Communications Holding, Inc., 2024 Term Loan, (1 Month SOFR +4.00%)(f)		8.57	1/30/2031	2,247,448	2,280,463
Frontier Communications Holdings LLC, Term Loan B, (6 Month SOFR +3.50%)(f)		8.76	7/1/2031	2,000,000	2,021,660
Level 3 Financing, Inc., Term Loan B-1, (1 Month SOFR +6.56%)(f)		11.13	4/16/2029	1,948,000	1,994,070
Level 3 Financing, Inc., Term Loan B-2, (1 Month SOFR +6.56%)(f)		11.13	4/15/2030	780,000	798,665
Lumen Technologies, Inc., Term Loan B-1, (1 Month SOFR +2.46%)(f)		7.04	4/16/2029	1,848,306	1,734,414
Lumen Technologies, Inc., Term Loan B-2, (1 Month SOFR +2.46%)(f)		7.03	4/15/2030	3,173,598	2,953,429
Numericable US LLC, USD Term Loan B-14, (3 Month SOFR +5.50%)(f)		10.16	8/31/2028	3,237,634	2,661,789
Odido Holding BV, Facility Term Loan B, (3 Month EURIBOR +3.90%)(f)	EUR	7.25	3/29/2029	2,000,000	2,128,622
Windstream Services LLC, 2024 Term Loan, (1 Month SOFR +4.85%)(f)		9.51	10/6/2031	3,237,000	3,285,555
Zayo Group Holdings, Inc., Initial Dollar Term Loan, (1 Month SOFR +3.00%)(f)		7.69	3/9/2027	4,638,660	4,448,405
					28,752,258
Transportation — .4%
PODS LLC, Term Loan, (3 Month SOFR +3.26%)(f)		7.85	3/31/2028	3,404,361	3,173,392
Utilities — 3.7%
Calpine Construction Finance Co., LP, Refinancing Term Loan, (1 Month SOFR +2.00%)(f)		6.57	7/31/2030	1,000,000	1,001,750
Calpine Corp., Term Loan, (1 Month SOFR +2.00%)(f)		6.57	1/31/2031	2,486,253	2,496,919
Compass Power Generation LLC, Tranche Term Loan B-3, (1 Month SOFR +3.75%)(f)		8.32	4/16/2029	3,040,612	3,078,619
Cornerstone Generation LLC, Term Loan B, (1 Month SOFR +3.25%)(f)		7.86	10/28/2031	4,454,000	4,493,886
Eastern Power LLC, Term Loan B, (1 Month SOFR +5.25%)(f)		9.82	4/3/2028	2,285,609	2,295,814
Edgewater Generation LLC, Refinancing Term Loan, (1 Month SOFR +4.25%)(f)		8.82	8/1/2030	1,842,500	1,870,331
EFS Cogen Holdings I LLC, Advance Term Loan B, (3 Month SOFR +3.50%)(f)		8.11	10/3/2031	3,405,000	3,435,509
Hamilton Projects Acquiror LLC, First Lien Term Loan, (1 Month SOFR +3.75%)(f)		8.32	5/30/2031	2,769,060	2,796,944
Invenergy Thermal Operating I LLC, Term Loan B, (1 Month SOFR +3.75%)(f)		8.32	8/14/2029	1,485,243	1,503,809
Invenergy Thermal Operating I LLC, Term Loan C, (1 Month SOFR +3.86%)(f)		8.43	8/14/2029	140,816	142,576
Nautilus Power LLC, Term Loan B, (3 Month SOFR +5.51%)(f)		10.85	11/16/2026	2,414,593	2,411,575

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 88.0% (continued)
Utilities — 3.7%(continued)
Potomac Energy Center LLC, Advance Term Loan, (3 Month SOFR +4.75%)(f),(i)	10.87	9/30/2026	2,728,024	2,728,024
South Field Energy LLC, Term Loan B, (3 Month SOFR +3.75%)(f)	8.35	8/29/2031	1,884,422	1,906,800
South Field Energy LLC, Term Loan C, (3 Month SOFR +4.50%)(f)	8.35	8/29/2031	115,578	116,950
Vistra Zero Operating Co., LLC, Initial Term Loan, (1 Month SOFR +2.75%)(f)	7.32	4/30/2031	2,526,053	2,549,962
				32,829,468
Total Floating Rate Loan Interests (cost $774,461,570)				783,268,577

	1-Day Yield (%)	Shares
Investment Companies — 11.2%
Registered Investment Companies — 11.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(j) (cost $99,659,636)	4.67	99,659,636	99,659,636
Investment of Cash Collateral for Securities Loaned — .7%
Registered Investment Companies — .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(j) (cost $5,890,422)	4.67	5,890,422	5,890,422
Total Investments (cost $961,229,885)		109.2%	971,197,963
Liabilities, Less Cash and Receivables		(9.2)%	(81,735,270)
Net Assets		100.0%	889,462,693

ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
PIK—Payment In Kind
SOFR—Secured Overnight Financing Rate
SONIO—Sterling Overnight Index Average
SPDR—Standard & Poor’s Depository Receipt
TSFR—Term Secured Overnight Financing Rate Reference Rates
USD—United States Dollar

(a)	Amount stated in U.S. Dollars unless otherwise noted above.
(b)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2024, these securities amounted to $50,594,506 or 5.7% of net assets.

(d)	Payment-in-kind security and interest may be paid in additional par.
(e)
Security, or portion thereof, on loan. At November 30, 2024, the value of the fund’s securities on loan was $5,991,781 and the value of the collateral was
$6,181,404, consisting of cash collateral of $5,890,422 and U.S. Government & Agency securities valued at $290,982.  In addition, the value of collateral may include pending sales that are also on loan.

(f)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(g)	Investment, or portion of investment, represents an unfunded floating note loan interest outstanding.
(h)	Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of November 30, 2024.

(i)	The fund held Level 3 securities at November 30, 2024. These securities were valued at $2,728,024 or .3% of net assets.
(j)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Depreciation ($)
Citigroup Global Markets Inc.
United States Dollar	72,103,146	Euro	68,350,000	1/27/2025	(317,646)
United States Dollar	2,298,236	British Pound	1,820,000	1/27/2025	(17,228)
Gross Unrealized Depreciation					(334,874)
See notes to statement of investments.

Statement of Investments
BNY Mellon Floating Rate Income Fund

November 30, 2024 (Unaudited)
The following is a summary of the inputs used as of November 30, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	—	20,855,506	—	20,855,506
Corporate Bonds and Notes	—	33,135,191	—	33,135,191
Exchange-Traded Funds	28,388,631	—	—	28,388,631
Floating Rate Loan Interests	—	780,540,553	2,728,024	783,268,577
Investment Companies	105,550,058	—	—	105,550,058
Liabilities ($)
Other Financial Instruments:
Foreign Currency Exchange Contracts††	—	(334,874)	—	(334,874)

†	See Statement of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities, floating rate loan interests and other securities, excluding short-term investments (other than U.S. Treasury Bills)and forward foreign currency exchange contracts (“forward contracts”), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.
Investments in equity securities and exchange-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
The fund may enter into certain credit agreements all or a portion of which may be unfunded.  The fund is obligated to fund these commitments at the borrower’s discretion.  The commitments are disclosed in the accompanying Statement of Investments.  At November 30, 2024, the fund had sufficient cash and/or securities to cover these commitments.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at November 30, 2024 is discussed below.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at November 30, 2024 are set forth in the Statement of Investments.
At November 30, 2024, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $9,633,204, consisting of $13,906,201 gross unrealized appreciation and $4,272,997 gross unrealized depreciation.
At November 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.